Fair Value (Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ 498,258		¥ (763,862)
Gains (Losses) on changes in fair value, Liabilities	(36,646)		(114,982)
Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	441,203		73,597
Gains (Losses) on changes in fair value, Liabilities	(36,646)		(114,982)
Foreign Exchange Gains (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	57,055		(837,459)
Interest-Earning Deposits In Other Banks [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	17		243
Interest-Earning Deposits In Other Banks [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	17		243
Receivables Under Resale Agreements [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	1,332	[1]	4,736	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	1,332	[1]	4,736	[1]
Trading Account Securities [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	496,909		(768,841)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	439,854		68,618
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Assets	57,055		(837,459)
Other Short-Term Borrowings [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(1,310)	[1]	(454)	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(1,310)	[1]	(454)	[1]
Long-Term Debt [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(35,336)	[1]	(114,528)	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To Eligible Instruments Fair Value Option [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ (35,336)	[1]	¥ (114,528)	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.